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Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Inflation Protected Securities Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Loomis Sayles Inflation Protected Securities Fund		Institutional Class	Retail Class	Class N
Management fees		0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.25%	none
Other expenses		0.45%	0.45%	0.43%
Total annual fund operating expenses		0.70%	0.95%	0.68%
Fee waiver and/or expense reimbursement	[1],[2]	0.30%	0.30%	0.33%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%	0.35%
[1]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.40%, 0.65% and 0.35% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares, Retail Class shares and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
,
except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating
Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Loomis Sayles Inflation Protected Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	41	194	360	842
Retail Class	66	273	496	1,139
Class N	36	184	346	815

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
82% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or “TIPS”). The
principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers.
The Fund may also invest in nominal (i.e., non-inflation-protected) treasury securities, corporate bonds, securities issued pursuant to Rule
144A under the Securities Act of 1933 (“Rule 144A securities”), structured notes, collateralized loan obligations, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality
(i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions (such as forward currency contracts).

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program.
You may
lose money by investing in the Fund.
The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Inflation/Deflation Risk
is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
TIPS Risk
is the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.
Interest Rate Risk
is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of
securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund.
Potential future changes in government monetary policy may affect the level of interest rates.
Below Investment-Grade Fixed-Income Securities Risk
is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.
Derivatives Risk
is the risk that the value of the Fund’s derivative investments such as forward currency contracts, structured notes, futures
transactions, swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price.  The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.  This risk is greater for forward currency
contracts, uncleared swaps and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.
Credit/Counterparty Risk
is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.
Currency Risk
is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.
Loomis Sayles may elect
not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Cybersecurity and Technology Risk
is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Foreign Securities Risk
is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.
Large Investor Risk
is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors.
Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
Leverage Risk
is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the
Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.
Liquidity Risk
is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund’s investments.
Management Risk
is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
Market/Issuer Risk
is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the
Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
Mortgage-Related and Asset-Backed Securities Risk
is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity and valuation risks).

Risk/Return Bar Chart and Table
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class
periods
(as applicable) compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online
at www.loomissayles.com and/or by calling the
Fund
toll-free at 800-633-
3330
.

Total Returns for Institutional Class Shares

Highest Quarterly Return: Second Quarter 2020 , 5.24 % Lowest Quarterly Return: Second Quarter 2013 , -6.88%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Loomis Sayles Inflation Protected Securities Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Institutional Class	13.97%	5.54%	3.82%
Institutional Class | Return After Taxes on Distributions	13.50%	4.70%	2.79%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	8.26%	3.90%	2.58%
Retail Class	13.77%	5.30%	3.55%
Class N	14.00%			5.85%	Feb. 01, 2017
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	10.99%	5.08%	3.81%	5.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index performance reflects no deduction for fees, expenses or taxes.